Related Party Transactions - Summary of Remuneration of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of transactions between related parties [abstract]
Short term employee benefits	₨ 396	$ 5	₨ 413	₨ 326
Post-employment benefits	79	1	14	24
Share based payments	12	0	45	61
Total	₨ 487	$ 6	₨ 472	₨ 411